Personnel expenses (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 5,368	₨ 5,245	₨ 4,908
Contribution to provident fund and other funds	445	363	327
Staff welfare expenses	56	80	70
Employee stock compensation expense	56	2	7
Employee benefits expense	5,925	5,690	5,312
Attributable to cost of sales	2,892	2,874	2,859
Attributable to Selling and marketing expenses	51	58	42
Attributable to selling, general and administrative expenses	₨ 2,982	₨ 2,758	₨ 2,411